Discontinued Operations, Assets Held for Sale - Components Attributable to Commercial Business (Details) - Commercial Business Segment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenue	$ 9,319	$ 2,487	$ 0
Cost of revenue	(1,403)	(520)	0
Amortization of certain acquired intangible assets	(440)	(131)	0
Research and development	(680)	(651)	(1,325)
Selling, general, and administrative	(15,118)	(6,536)	(293)
Non-operating income (expense)	0	0	(26)
Impairment charge from classification as assets held for sale	$ 8,322	$ 5,351	$ 1,644